Fair Value Measurement - Schedule of Fair Value of Hierarchy For Assets and Liabilities Measured on Recurring Basis (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Assets
Restricted term deposit	¥ 105,182	$ 14,815	¥ 1,061,858
Short-term investments	200,000	$ 28,169	270,000
Loans at fair value	420,483		352,672
Recurring Basis | Fair Value
Assets
Restricted term deposit	105,182		1,061,858
Short-term investments	200,000		270,000
Loans at fair value	420,483		352,672
Total assets	725,665		1,684,530
Liabilities
Guarantee derivative liabilities	1,357,601		861,304
Total liabilities	1,357,601		861,304
Recurring Basis | Fair Value | Level 2 Inputs
Assets
Restricted term deposit	105,182		1,061,858
Short-term investments	200,000		270,000
Total assets	305,182		1,331,858
Recurring Basis | Fair Value | Level 3 Inputs
Assets
Loans at fair value	420,483		352,672
Total assets	420,483		352,672
Liabilities
Guarantee derivative liabilities	1,357,601		861,304
Total liabilities	¥ 1,357,601		¥ 861,304